THE TARGET PORTFOLIO TRUST

100 Mulberry Street
Gateway Center Three, 4th Floor
Newark, New Jersey 07102

December 31, 2007

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:     The Target Portfolio Trust (the “Trust”)
           Registration Nos. 33-50476 and 811-7064

Dear Sir/Madam,

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from that contained in Post-Effective Amendment No. 26 to the Fund's registration statement, which was filed electronically via EDGAR on December 31, 2007.

      Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

                                        Very truly yours,

                                         /s/ Jonathan D. Shain

                                             Jonathan D. Shain
                                            Assistant Secretary